Cover	Feb. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2026
Entity File Number	001-36801
Entity Registrant Name	Qorvo, Inc.
Entity Central Index Key	0001604778
Entity Tax Identification Number	46-5288992
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7628 Thorndike Road
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27409-9421
City Area Code	336
Local Phone Number	664-1233
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	QRVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false